Construction contract revenues (Tables)	12 Months Ended
Dec. 31, 2015
Construction Revenue [Abstract]
Schedule of Construction contract revenues [Table Text Block]
	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
Construction contract revenue	$—	51,868	$51,062
Construction contract expenses	—	(38,570)	(43,958)
Recognized contract margin	$—	13,298	$7,104